FAIR VALUE MEASUREMENTS (changes in Level 3 fair value of equity securities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Change in fair value of warrant liability	¥ 0	¥ 0
Equity Securities
Impairment Effects on Earnings Per Share [Line Items]
Balance at January 1,	228,706	178,871
Additions			¥ 77,000
Change in fair value of warrant liability	(131,334)	49,835	101,871
Balance at December 31,	¥ 97,372	¥ 228,706	¥ 178,871